          John H. Lively

                                                                                                           The Law Offices of John H. Lively & Associates, Inc.

                                                                                                          A member firm of The 1940 Act Law Group

                                                                                                          11300 Tomahawk Creek Parkway, Suite 310

           Leawood, KS  66211

           Phone: 913.660.0778   Fax: 913.660.9157

           john.lively@1940actlawgroup.com

February 4, 2013

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054 RE: Pinnacle Capital Management Funds Trust (the “Trust”)(File Nos. 333-168469 and 811-224455)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on January 31, 2013 (Accession No. 0001162044-13-000123).

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively& Associates, Inc.